Segments - Schedule of Other Financial Information Regarding The Company’s Operating Segment (Details) - Operating Segments [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Condensed Financial Statements [Line Items]
Government grant revenue			$ 100
Operating expenses:
Research personnel compensation costs, including stock-based compensation		1,427	1,350
CRO and regulatory costs		837	36
Administrative personnel compensation costs, including stock-based compensation		5,908	1,592
Rent and office costs		631	279
Legal and accounting costs		2,575	1,223
Transaction costs		14,483
Other expenses	[1]	1,845	120
Total segment expenses		27,706	4,600
Loss from operations		(27,706)	(4,500)
Other income (expense)
Gain (loss) on change in the fair value of convertible notes		(3,378)	(311)
Gain on the change in fair value of warrant liabilities		895
Loss on change in fair value of digital assets		(555)
Interest expense (including related parties amounts of $1,330 and $2,400 for the years ended December 31, 2025 and 2024, respectively)		(2,521)	(4,424)
Financing costs		(2,574)
Other income		16	5
Total other expense, net		(8,117)	(4,730)
Net loss		$ (35,823)	$ (9,230)

[1]	Other expenses includes public relations costs, insurance costs, accounting fees, and small balances of research materials and supplies.